[FUND NAME] [DATE], 2024 Project Picture [Project Name], [Project City, State]

Long History and Track Record Overview Active Impact Investing Investment Strategy • $6.6 billion investment grade fixed - income portfolio • Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 • Socially responsible investment vehicle • Affordable housing creation and preservation • Union construction jobs creation • Successful ESG record generating economic impacts that benefit underserved communities • Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) • Diverse leadership team with average 29 years experience, 20 years at HIT • Record of consistent and competitive returns • Focus on high credit quality multifamily mortgage securities • Higher income with superior credit quality and similar interest rate risk • Provides liquidity and diversification versus other core strategies 1 As of June 30 , 2024 SUMMARY OF THE HIT

* See slide 6 for more detail on current portfolio yield performance . ** Includes US Government Agency Securities (GNMA, FNMA, FRE), Treasury, and State and Local Housing Finance Agency securities . *** Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE , Inc . Data current as June 30 , 2024 . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended July 31 , 2024 was 6 . 25% , - 2 . 70% , - 0 . 11% , and 1 . 41% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Higher yield - Portfolio yield of 5.65% – attractive relative to the last two decades* - Yield advantage of 65 bps relative to the Bloomberg Aggregate^ - Multifamily spreads wider than historical averages – HIT portfolio performance stands to benefit if spreads regress towards their mean Superior credit quality vs. the Bloomberg Aggregate - 94.8% government/agency/cash** relative to the benchmark’s 71.9%^ - Portfolio rating of Aa1 relative to the benchmark’s Aa2 - Provides diversification from corporate credit within fixed income Generating union jobs, creating or preserving housing – primarily affordable, and promoting economic impacts*** - 39 projects under construction at quarter - end, generating an estimated 24.5 million hours of union construction work and 6,209 units of housing - Committed $158 million to seven projects with total development cost of $542 million in second quarter of 2024 WHY HIT NOW? – RELATIVE VALUE AND IMPACT INVESTING 2

HIT’S LONG HISTORY OF IMPACT INVESTING 129,003 237,200 207.6 Million $20.2 Billion $47.6 Billion $21.9 Billion $10.9 Billion 607 housing and healthcare units, with 67% affordable housing total jobs generated across communities hours of on - site union construction work created in personal income, including wages and benefits with $10.4 Billion for construction workers in total economic benefits in total development cost in HIT Investment, including New Markets Tax Credit (NMTC) allocations Projects NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS* (1984 - present) *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - ou tput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of June 30, 2024. Economic impact data is in 202 3 d ollars and all other figures are nominal. [Project Name] [Project City, State] Project Picture 3

Nationwide Major Markets Twin Cities New York City Chicago Boston Bay Area (1984 - 2024) 607 290 83 76 67 42 22 # of Projects $10.9B $6.1B $1.6B $2.0B $1.1B $820.9M $484.7M HIT Investment ° $21.9B $13.5B $2.5B $5.0B $2.9B $2.2B $915.4M Total Development Cost 207.6M 100.5M 22.0M 26.2M 24.9M 16.8M 10.5M Union Construction Hours 237,200 117,801 27,899 29,358 28,484 20,475 11,585 Total Jobs Created 129,003 (67%) 79,707 (79%) 11,876 (53%) 44,609 (92%) 14,773 (68%) 4,871 (90%) 3,578 (36%) Housing Units (% affordable) $47.6B $24.1B $5.5B $6.3B $5.5B $4.5B $2.4B Total Economic Impact HIT’S INVESTMENT IN MAJOR MARKETS* ° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in N YC . $247M nationwide *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - ou tput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of June 30, 2024. Economic impact data is in 2023 dollars and all other figures are nominal. 4

• Generate competitive risk - adjusted total returns versus its benchmark • Create work for union members in the construction trades and related industries • Support housing construction including affordable and workforce Objectives • Construct and manage a portfolio with: • superior credit quality • higher yield • similar interest rate risk relative to its benchmark Strategy • Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) • Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk • Offer diversification to investors and liquidity Core Competency HIT OBJECTIVES AND STRATEGY 5

Bloomberg Agg^ HIT Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 6.02 5.97 Effective Duration 71.9% 94.8% Government/Agency/ Cash* 0.27 0.20 Convexity 23.7% 5.2% A & Below/Not Rated Aa2 Aa1 Quality Rating Similar Prepayment Risk Higher Yield 74% 72% Prepayment Protection 3.68% 4.05% Current Yield 26% 28% No Prepayment Protection 5.00% 5.65% Yield to Worst The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . * Includes US Government Agency Securities (GNMA, FNMA, FRE), Treasury, and State and Local Housing Finance Agency securities . ^ Source : Bloomberg Index Services Limited RELATIVE VALUE – FUNDAMENTALS VS. BENCHMARK As of June 30, 2024 6

65.3% 14.3% 15.6% 0.1% 1.6% 3.1% Permanent MF MBS Construction-Related MF Investments SF MBS AAA Private-Label CMBS Short Term Treasury * Based on total investments and includes unfunded commitments but does not include U.S. treasury futures contracts. Includes 11.6% in floating rate investments. Sector Allocation* As of June 30, 2024 80% Multifamily OVERWEIGHT TO MULTIFAMILY SECTOR High Credit Quality & Diversification from Corporate Bonds 7

Credit Quality* As of June 30, 2024 * Based on total investments and including unfunded commitments HIGH CREDIT QUALITY 8 33.5% 53.2% 6.6% 0.1% 1.6% 5.2% US Government (including Treasury, FHA & GNMA) Agency (including FNMA & Freddie Mac) State / Local Government AAA (PL CMBS) Cash & Cash Equivalents Not Rated (Direct Loans) 95% Government/ Agency/Cash

12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 5.51% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 5.17% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% 5.53% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 HIT Gross HIT Net Bloomberg Aggregate ^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended July 31 , 2024 was 6 . 25% , - 2 . 70% , - 0 . 11% , and 1 . 41% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited AVERAGE ANNUAL TOTAL RETURNS VS. BENCHMARK CALENDAR YEAR RETURNS AS OF YEAR - END 9

HIT PERFORMANCE RELATIVE TO BENCHMARK



AFL-CIO HIT
Total Returns vs. Benchmark
As of June 30, 2024
0.66%
0.58%
0.07%
0.47%
0.31%
-0.71%
3.82%
3.48%
2.63%
-2.81%
-3.12%
-3.02%
-0.20%
-0.52%
-0.23%
1.52%
1.14%
1.35%
QTD
YTD
1-year
3-year
5-year
10-year
HIT Gross
HIT Net
Bloomberg Aggregate^

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

^ Source: Bloomberg Index Services Limited

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MULTIFAMILY FOCUS: GOVT/AGENCY CREDIT WITH ATTRACTIVE SPREADS • Government - guaranteed, multifamily construction - related loan spreads provide attractive risk - adjusted returns relative to other investment grade sectors. GNMA construction loans offer one of the widest yield spreads to Treasuries among high credit quality fixed income asset classes • Prepayment protection through yield maintenance/penalty points • Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation Investment Comparison As of June 30, 2024 Source: HIT and Securities Dealers OAS (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 0 4.37 0.37 7.90 10 Year UST 120 5.57 0.42 8.09 GNMA Construction/Permanent 89 5.22 0.34 7.33 GNMA Permanent 86 5.48 0.09 5.78 Structured GNPL (GNR 2024 - 100 BD) 54 4.87 0.33 7.20 FNMA Multifamily 10/9.5 DUS 39 5.91 - 0.74 2.54 UMBS 6.00% 30yr MBS 43 5.87 - 0.55 2.68 GNMA 6.00% 30yr MBS 0.0 1.0 2.0 3.0 4.0 5.0 6.0 0 20 40 60 80 100 120 140 160 180 200 Jun-21 Dec-21 Jun-22 Dec-22 Jun-23 Dec-23 Jun-24 Spreads to 10 - Year Treasury in Basis Points GNMA Permanent GNMA Construction/ Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis) Historical Multifamily Spreads June 2021 - June 2024 11 Percent

-125 -105 -85 -65 -45 -25 -5 15 35 55 75 Jun-09 Jun-10 Jun-11 Jun-12 Jun-13 Jun-14 Jun-15 Jun-16 Jun-17 Jun-18 Jun-19 Jun-20 Jun-21 Jun-22 Jun-23 Jun-24 Basis Points Difference in Ginnie Mae CLC and Corporate Spreads to Treasuries Ginnie Mae CLC Spread – Corporate Spread Corporates represent the corporate component of the Bloomberg Aggregate. Rolling monthly data. Source: HIT and Securities Dealers 15Y Average 33bps CORPORATE SPREADS HISTORICALLY TIGHT TO MULTIFAMILY Ginnie Mae CLC spreads are currently 24 bps wide to Corporates vs. 15 - year average of 9 bps tight to Corporates 12

Yield Curve 6/30/2024 3/31/2024 12/31/2023 9/30/2023 Economic Indicators 2.8% 1.4% 3.4% 4.9% GDP (quarterly; seasonally adj. annual rate) 4.1% 3.8% 3.7% 3.8% Unemployment Rate 2.6% 2.8% 2.9% 3.6% Core Inflation (Personal Consumption Expenditures Less Food and Energy (Core PCE)) yearly basis 5.25% 5.25% 5.25% 5.25% Federal Funds Rate Lower Limit Source : Bloomberg, L . P .; Bureau of Economic Analysis ; Bureau of Labor Statistics ; Federal Reserve Board 4.43 4.01 3.97 3.88 3.97 4.25 3.85 3.88 3.88 4.03 4.76 4.38 4.37 4.40 4.56 2 5 7 10 30 12/31/2022 12/31/2023 6/30/2024 3,000 3,500 4,000 4,500 5,000 5,500 6,000 0.0% 0.5% 1.0% 1.5% 2.0% 2.5% 3.0% 3.5% 4.0% 4.5% 5.0% 5.5% GT10 Govt (Left axis) S&P 500 (Right axis) INTEREST RATE ENVIRONMENT S&P vs 10yr U.S. Treasury 13

ECONOMIC ENVIRONMENT AND OUTLOOK ☐ Economic growth has been tepid in 2024 but is expected to remain positive this year ☐ Q2 again brought solid – if slowing – job growth ☐ Wage growth is moderating, but it has remained above inflation for the past year, so consumers likely still have buying power ☐ Inflation in the U.S. continues to recede gradually ☐ The Fed is expected to cut rates later this year; Chair Powell recently testified it is still looking for clear and definitive signs that inflation is coming down ☐ Political risks persist ☐ Political and policy uncertainty in the U.S. with the approach of presidential elections ☐ Russia continues its invasion of Ukraine and a cease - fire in Gaza remains elusive ☐ Housing affordability crisis ☐ Many Americans continue to be priced out of the housing market by high borrowing costs, still limited supply of for - sale housing, and elevated home prices ☐ Demand for multifamily rental housing should persist despite high rents [Project Name] [Project City, State] Project Picture 14

COSTS OF INVESTING IN THE HIT • As an internally managed mutual fund, the HIT does not charge a fixed fee; t he HIT passes along only its costs of operations • All returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held • Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year • For the year ended December 31, 2023, the expense ratio was 33 bps Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov . 15 [Project Name] [Project City, State]

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] Since Inception [Date] 10 Year 5 Year 3 Year 1 Year [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Net Participant Dollar - Weighted [$xxxxxx] Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended July 31 , 2024 was 6 . 25% , - 2 . 70% , - 0 . 11% , and 1 . 41% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . [FUND NAME] 16

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 17